Shareholder's Equity - Narrative (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components of accumulated other comprehensive income
Cash capital contributions from parent	$ 0	$ 0	$ 15	$ 0	$ 0
Non-cash capital contributions from parent	10		30	24	10
Net of tax unrealized gains (losses) related to credit-only impaired securities	$ 35		$ 34	$ 33	$ 37